Earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings per share
Basic earnings per share

($ in millions, except per share data in $)	2015	2014	2013
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,930	2,570	2,824
Income (loss) from discontinued operations, net of tax	3	24	(37)

Net income	1,933	2,594	2,787

Weighted-average number of shares outstanding (in millions)	2,226	2,288	2,297
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.87	1.12	1.23
Income (loss) from discontinued operations, net of tax	—	0.01	(0.02)

Net income	0.87	1.13	1.21

Diluted earnings per share

($ in millions, except per share data in $)	2015	2014	2013
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,930	2,570	2,824
Income (loss) from discontinued operations, net of tax	3	24	(37)

Net income	1,933	2,594	2,787

Weighted-average number of shares outstanding (in millions)	2,226	2,288	2,297
Effect of dilutive securities:
Call options and shares	4	7	8

Adjusted weighted-average number of shares outstanding (in millions)	2,230	2,295	2,305

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.87	1.12	1.23
Income (loss) from discontinued operations, net of tax	—	0.01	(0.02)

Net income	0.87	1.13	1.21